UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06385

Nuveen Ohio Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:    312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NUO
Nuveen Ohio Quality Municipal Income Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 148.0% (100.0% of Total Investments)
	Consumer Staples – 4.1% (2.8% of Total Investments)
$ 13,120	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	1/18 at 100.00	B-	$ 12,496,931
	Education and Civic Organizations – 14.0% (9.4% of Total Investments)
	Lorain County Community College District, Ohio, General Receipts Revenue Bonds, Series 2017:
1,305	5.000%, 12/01/32	6/27 at 100.00	Aa2	1,532,148
1,200	5.000%, 12/01/33	6/27 at 100.00	Aa2	1,402,356
505	5.000%, 12/01/34	6/27 at 100.00	Aa2	587,436
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014:
4,375	5.000%, 9/01/33	9/24 at 100.00	AA	5,043,675
2,500	4.000%, 9/01/39	9/24 at 100.00	AA	2,623,425
2,085	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017, 5.000%, 9/01/41	9/26 at 100.00	AA	2,403,463
	Miami University of Ohio, General Receipts Bonds, Series 2011:
130	5.000%, 9/01/33	9/21 at 100.00	AA	143,790
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	2,156,764
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	511,104
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,062,500
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	134,630
590	5.000%, 11/01/32	5/22 at 100.00	AA	656,405
5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2013, 5.000%, 12/01/43	12/22 at 100.00	A+	5,526,300
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,108,210
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,028,230
4,175	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	4,769,938
7,580	Wright State University, Ohio, General Receipts Bonds, Series 2011A, 5.000%, 5/01/31 – BAM Insured	5/21 at 100.00	AA	8,208,155
	Youngstown State University, Ohio, General Receipts Bonds, Refunding Series 2017:
1,555	5.000%, 12/15/29	12/26 at 100.00	A+	1,820,874
1,670	5.000%, 12/15/30	12/26 at 100.00	A+	1,945,416
38,230	Total Education and Civic Organizations			42,664,819

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 19.3% (13.0% of Total Investments)
$ 3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38	5/23 at 100.00	AA-	$3,354,570
1,950	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38	6/20 at 100.00	AA-	2,089,503
2,335	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	A	2,556,031
3,125	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A-	3,514,250
2,400	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	2,504,688
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	272,562
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 2016-XL0004, 144A, 8.436%, 11/15/41 (IF) (4)	11/21 at 100.00	AA+	5,288,685
3,225	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	3,694,431
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA-	92,475
40	5.125%, 11/15/40	11/18 at 100.00	AA-	41,136
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA-	4,604,951
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	906,813
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
2,730	5.000%, 5/01/30	2/18 at 100.00	BBB+	2,752,468
2,040	5.000%, 5/01/32	2/18 at 100.00	BBB+	2,059,931
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	6,453,168
1,100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2012A, 5.000%, 1/01/38	1/22 at 100.00	AA	1,232,176
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010:
1,520	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,622,144
555	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	600,682
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,000	5.000%, 1/15/28	1/23 at 100.00	A	1,126,970
2,000	5.000%, 1/15/29	1/23 at 100.00	A	2,247,780
	State of Ohio, Hospital Refunding Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2017A:
1,765	5.000%, 1/01/30	1/28 at 100.00	AA	2,136,568
1,325	5.000%, 1/01/32	1/28 at 100.00	AA	1,585,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
$ 2,635	5.000%, 12/01/37	12/22 at 100.00	Baa3	$2,798,449
4,920	5.000%, 12/01/42	12/22 at 100.00	Baa3	5,209,050
53,375	Total Health Care			58,745,241
	Housing/Multifamily – 1.8% (1.2% of Total Investments)
225	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)	2/18 at 100.00	Aaa	225,549
1,600	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	1,649,808
3,390	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/19 at 100.00	Aa1	3,461,393
5,215	Total Housing/Multifamily			5,336,750
	Industrials – 1.3% (0.9% of Total Investments)
3,495	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	4,063,427
1,600	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)	7/19 at 100.00	N/R	16
5,095	Total Industrials			4,063,443
	Long-Term Care – 1.1% (0.7% of Total Investments)
895	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB-	953,005
2,220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	2,411,830
3,115	Total Long-Term Care			3,364,835
	Tax Obligation/General – 20.8% (14.1% of Total Investments)
2,500	Clark-Shawnee Local School District, Clark County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2017, 5.000%, 11/01/54	11/27 at 100.00	AA	2,895,575
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School Facilities Improvement Series 2011, 5.000%, 11/01/39 – AGM Insured	11/21 at 100.00	A2	1,240,582
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	3,270,945
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	4,252,081
2,250	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016-3, 5.000%, 2/15/28	2/27 at 100.00	AAA	2,761,402
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
725	5.000%, 12/01/26	12/25 at 100.00	Aaa	882,514
900	5.000%, 12/01/32	12/25 at 100.00	Aaa	1,073,574
1,000	5.000%, 12/01/34	12/25 at 100.00	Aaa	1,184,060
1,730	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/31	12/23 at 100.00	AAA	2,025,951

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014:
$ 1,260	5.000%, 11/01/30	11/24 at 100.00	Aa2	$1,457,833
1,540	5.000%, 11/01/31	11/24 at 100.00	Aa2	1,778,623
	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013:
555	5.250%, 1/01/38	1/22 at 100.00	AA	621,084
1,355	5.250%, 1/01/41	1/22 at 100.00	AA	1,514,660
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009, 5.125%, 12/01/36	12/19 at 100.00	Aa1	1,437,276
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 0.000%, 12/01/21	No Opt. Call	Aa1	1,998,994
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007:
3,625	5.250%, 12/01/28 – AGM Insured	No Opt. Call	A2	4,399,046
4,500	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	5,515,920
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006, 5.500%, 12/01/24 – AMBAC Insured	No Opt. Call	A1	1,540,030
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	796,703
5,000	Ohio State, General Obligation Bonds, Higher Education, Series 2017A, 5.000%, 5/01/36	5/25 at 100.00	AA+	5,910,900
3,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	3,513,150
3,055	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2015B, 5.000%, 6/15/32	6/22 at 100.00	AA+	3,451,478
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	Aa2	5,525,700
2,250	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	AA	2,514,982
1,500	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32	No Opt. Call	AA	1,870,305
58,575	Total Tax Obligation/General			63,433,368
	Tax Obligation/Limited – 23.2% (15.7% of Total Investments)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
1,315	5.000%, 10/01/27	10/23 at 100.00	AA+	1,521,455
1,520	5.000%, 10/01/30	10/23 at 100.00	AA+	1,744,276
1,600	5.000%, 10/01/31	10/23 at 100.00	AA+	1,836,080
10,750	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA+	12,166,957
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Series 2014A-1, 5.000%, 11/15/38	11/23 at 100.00	AA+	3,357,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Cleveland, Ohio, Income Tax Revenue Bonds, Subordinate Lien Improvement and Refunding Series 2017A-2:
$ 435	5.000%, 10/01/30	10/27 at 100.00	AA+	$519,990
700	5.000%, 10/01/33	10/27 at 100.00	AA+	826,833
500	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue Parking Facility Project, Series 2012A, 5.000%, 12/01/36	12/19 at 100.00	BBB	509,865
6,750	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Recovery Zone Facility Series 2010F, 5.000%, 12/01/27	12/20 at 100.00	AA-	7,359,863
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,815	5.000%, 12/01/32	12/24 at 100.00	AAA	2,138,814
1,415	5.000%, 12/01/33	12/24 at 100.00	AAA	1,662,441
1,000	5.000%, 12/01/34	12/24 at 100.00	AAA	1,171,350
945	5.000%, 12/01/35	12/24 at 100.00	AAA	1,103,599
300	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	317,727
1,920	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/44	12/25 at 100.00	Aa1	2,192,525
10,350	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aa1	12,087,041
1,000	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015, 5.000%, 12/01/34	12/25 at 100.00	AAA	1,164,340
1,200	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2016, 5.000%, 12/01/28	12/26 at 100.00	AAA	1,446,672
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	3,998,619
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A1	5,524,150
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24	10/22 at 100.00	Aa3	1,126,020
1,845	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 – AGM Insured	12/25 at 100.00	AA	1,930,257
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,887,605
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,374,504
	Vermilion Local School District, Erie and Lorain Counties, Ohio, Certificates of Participation, School Facilities Project, Series 2012:
765	5.000%, 12/01/24	12/20 at 100.00	Aa3	833,881
805	5.000%, 12/01/25	12/20 at 100.00	Aa3	876,750
64,340	Total Tax Obligation/Limited			70,679,094

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 10.6% (7.2% of Total Investments)
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
$ 2,150	5.000%, 1/01/30	1/22 at 100.00	A-	$2,349,993
1,500	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	1,641,360
	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2015B:
860	5.000%, 12/01/33 – AGM Insured	12/23 at 100.00	AA	977,923
500	5.000%, 12/01/34 – AGM Insured	12/23 at 100.00	AA	567,070
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
2,500	5.000%, 12/31/35 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	2,809,375
3,000	5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,349,830
4,250	5.000%, 6/30/53 (Alternative Minimum Tax)	6/25 at 100.00	A-	4,685,583
3,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	3,579,749
2,050	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	A+	2,334,868
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-2:
5,000	0.000%, 2/15/37	No Opt. Call	A+	2,482,850
11,260	0.000%, 2/15/38	No Opt. Call	A+	5,359,197
5,000	0.000%, 2/15/40	No Opt. Call	A+	2,201,450
41,620	Total Transportation			32,339,248
	U.S. Guaranteed – 34.9% (23.6% of Total Investments) (6)
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
50	5.000%, 2/15/38 (Pre-refunded 2/15/18) – AGC Insured	2/18 at 100.00	AA (6)	50,368
4,705	5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (6)	4,741,934
295	5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	A1 (6)	297,316
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 5.250%, 12/01/31 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (6)	127,424
1,165	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (6)	1,289,038
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series 2012:
110	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	125,123
1,140	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	1,302,017
245	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	278,683
2,545	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	2,906,695
160	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	181,997
1,605	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	1,833,103
	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding Series 2012A:
1,960	5.000%, 12/01/31 (Pre-refunded 12/01/20)	12/20 at 100.00	AA (6)	2,152,100
875	5.000%, 12/01/32 (Pre-refunded 12/01/20)	12/20 at 100.00	AA (6)	960,759
8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	9,176,981

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 2,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (6)	$2,131,560
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
2,500	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	AA (6)	2,822,400
1,975	5.000%, 1/01/26 (Pre-refunded 1/01/22)	1/22 at 100.00	AA (6)	2,229,696
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2009:
250	5.000%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (6)	265,763
2,615	5.250%, 11/01/40 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (6)	2,792,114
2,470	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Series 2008A, 5.000%, 11/01/40 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (6)	2,552,004
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2012:
1,010	5.250%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	1,149,067
1,090	5.250%, 12/01/28 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	1,240,082
760	5.250%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	864,644
600	5.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	676,842
20,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	AA (6)	22,809,123
	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C:
1,565	6.000%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (6)	1,615,299
300	6.000%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	A3 (6)	308,634
2,620	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40 (Pre-refunded 10/01/18)	10/18 at 100.00	AA (6)	2,699,019
1,500	Milford Exempted Village School District, Ohio, General Obligation Bonds, School Improvement Series 2008, 5.250%, 12/01/36 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (6)	1,558,035
2,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+ (6)	2,328,380
2,300	Northmor Local School District, Morrow County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2008, 5.000%, 11/01/36 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (6)	2,376,360
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008A:
3,000	5.000%, 1/01/25 (Pre-refunded 1/01/18)	1/18 at 100.00	AA (6)	3,008,430
240	5.250%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	AA (6)	240,718
945	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.750%, 11/15/40 (Pre-refunded 5/15/20) – AGM Insured	5/20 at 100.00	AA (6)	1,038,744
3,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds, Xavier University 2008C, 5.750%, 5/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A3 (6)	3,119,850
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (6)	988,608
8,050	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009A, 5.500%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	AA (6)	8,386,731

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 2015-XF0105, 144A:
$ 5,350	16.948%, 1/01/39 (Pre-refunded 1/01/19) (IF)	1/19 at 100.00	AA (6)	$6,245,108
875	16.948%, 1/01/43 (Pre-refunded 1/01/18) (IF)	1/18 at 100.00	AA (6)	886,121
1,220	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	1,242,472
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/36 (Pre-refunded 6/01/18)	6/18 at 100.00	AAA	509,210
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
1,425	5.750%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A- (6)	1,487,130
1,385	5.750%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	A- (6)	1,445,386
1,000	5.750%, 12/01/35 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	AA (6)	1,043,600
	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009:
685	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	720,346
315	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	AA- (6)	331,493
98,325	Total U.S. Guaranteed			106,536,507
	Utilities – 5.0% (3.4% of Total Investments)
1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,701,090
1,430	American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	1,621,963
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A-	1,420,480
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A-	4,062,879
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	1,161,610
1,500	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A2	1,599,210
2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Caa1	948,740
2,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB-	2,093,789
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured	No Opt. Call	A1	679,145
20,455	Total Utilities			15,288,906
	Water and Sewer – 11.9% (8.0% of Total Investments)
8,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	AAA	9,369,680
2,035	Cleveland, Ohio, Water Revenue Bonds, Senior Lien Series 2012X, 5.000%, 1/01/42	1/22 at 100.00	AA+	2,236,709
710	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	752,763
1,275	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2014A, 5.000%, 12/01/31	12/24 at 100.00	AA+	1,506,081

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 2,025	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	$2,128,356
	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014:
2,950	5.000%, 11/15/39	11/24 at 100.00	AA+	3,391,232
1,400	5.000%, 11/15/44	11/24 at 100.00	AA+	1,603,658
	Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series 2013:
820	5.000%, 11/15/25	11/23 at 100.00	Aa3	940,926
605	5.000%, 11/15/26	11/23 at 100.00	Aa3	692,047
1,075	5.000%, 11/15/27	11/23 at 100.00	Aa3	1,218,835
695	5.000%, 11/15/28	11/23 at 100.00	Aa3	787,171
10,000	Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 11/15/41 (UB)	11/26 at 100.00	AA-	11,584,600
31,590	Total Water and Sewer			36,212,058
$ 433,055	Total Long-Term Investments (cost $426,066,346)			451,161,200
	Floating Rate Obligations – (2.6)%			(8,000,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (48.5)% (7)			(147,747,329)
	Other Assets Less Liabilities – 3.1%			9,499,821
	Net Asset Applicable to Common Shares – 100%			$ 304,913,692
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$451,161,200	$ —	$451,161,200

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
Tax cost of investments	$418,735,208
Gross unrealized:
Appreciation	$ 28,611,650
Depreciation	(4,185,698)
Net unrealized appreciation (depreciation) of investments	$ 24,425,952
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
(7)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 32.7%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Ohio Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: January 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2018